UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22432

OXFORD LANE CAPITAL CORP.

(Name of Registrant)

8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Address of Principal Executive Office)

The undersigned hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on April 1, 2026 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Depository Trust Company will determine the allocations of this partial redemption of 2,800,000 Shares by lottery among each participant account.

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of April, 2026.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer